Note 11 - Investment in R-NAV, LLC (Details Textual) - USD ($)			1 Months Ended		12 Months Ended
	May 31, 2016	Jul. 15, 2014	Jul. 31, 2016	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payments to Acquire Equity Method Investments							$ 333,334
Repayments of Notes Payable					231,453	30,333,333	25,000,000
Equity Method Investment, Payment Upon Termination of Joint Venture					110,000
Equity Method Investment, Realized Gain (Loss) on Disposal					(39,732)
Income (Loss) from Equity Method Investments					(15,159)	$ (305,253)	(523,809)
R-NAV [Member]
Equity Method Investment, Initial Capitalization		$ 4,000,000
Payments to Acquire Equity Method Investments		333,334
Equity Method Investment, Promissory Note Payable		$ 666,666					666,666
Repayments of Notes Payable			$ 333,333	$ 333,333
Equity Method Investment, Ownership Shares Contingently Receivable		500,000
Equity Method Investment, Ownership Percentage		33.70%				27.30%
Equity Method Investment, Payment Upon Termination of Joint Venture	$ 110,000		110,000
Equity Method Investment, Forgiven Promissory Note, Amount	333,333		$ 333,333
Equity Method Investment, Realized Gain (Loss) on Disposal					39,732
Equity Method Investment, Aggregate Cost		$ 1,000,000
Equity Method Investments	0	$ 727,000
Income (Loss) from Equity Method Investments					15,159	$ 305,253	523,809
Equity Method Investment, Commitment to Provide Services					500,000
Equity Method Investment, Cost of Services Provided					$ 15,000	64,000	$ 39,000
Equity Method Investment, Remaining Commitment to Provide Services	$ 383,000
R-NAV [Member] | Common Stock [Member]
Equity Method Investment, Ownership Shares Received		3,500,000
Equity Method Investment, Shares Transferred Upon Termination of Joint Venture	3,500,000		3,500,000
R-NAV [Member] | Preferred Stock [Member]
Equity Method Investment, Ownership Shares Received		1,000,000
Equity Method Investment, Shares Transferred Upon Termination of Joint Venture	1,500,000		1,500,000
R-NAV [Member] | Commitment to Invest [Member]
Other Commitment		$ 1,000,000
R-NAV's Subsidiary 1A [Member] | Call Option [Member]
Warrants and Rights Outstanding						$ 10,500,000
Equity Method Investments		$ 273,000